Financial Assets and Financial Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 2,332
Financial assets - available for sale
Financial assets – available for sale		$ 2,747
Other financial assets	2,332	2,747
Financial liabilities at fair value through profit or loss
Foreign exchange forward contracts	$ 142	$ 139